Exhibit 99.1

Table for Form ABS 15Ga-1 (Repurchase reporting)(1)

Citicorp Mortgage Securities, Inc.

Name of Issuing Entity	CIK#	Check if Registered	Name of Originator (2)	Total Assets in ABS by Originator			Assets That Were Subject of Demand(3)			Assets That Were Repurchased or Replaced(4)			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn(5)			Demand Rejected
Asset Type: Residential Mortgage Loans				(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
Citicorp Mortgage Securities, Inc., REMIC Pass-Through Certificates, Series 2004-3	0000811785	X	CitiMortgage, Inc.	642	$334,197,440.13	55.53%	1	$285,763.15	1.25%	1	$285,763.15	1.25%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Other	548	$267,687,341.83	44.47%
Citicorp Mortgage Securities, Inc., REMIC Pass-Through Certificates, Series 2004-3 Total				1,190	$601,884,781.96	100.00%	1	$285,763.15	1.25%	1	$285,763.15	1.25%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Citicorp Mortgage Securities, Inc., REMIC Pass-Through Certificates, Series 2005-2	0000811785	X	CitiMortgage, Inc.	356	$187,978,418.40	58.87%	1	$323,244.21	1.65%	1	$323,244.21	1.65%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Other	255	$131,350,815.15	41.13%
Citicorp Mortgage Securities, Inc., REMIC Pass-Through Certificates, Series 2005-2 Total				611	$319,329,233.55	100.00%	1	$323,244.21	1.65%	1	$323,244.21	1.65%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Citicorp Mortgage Securities Trust, Series 2008-1	0001423858	X	CitiMortgage, Inc.	387	$231,687,289.26	74.93%	2	$657,212.03	1.82%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	2	$657,212.03	1.82%	0	$0.00	0.00%
			Other	136	$77,514,638.43	25.07%
Citicorp Mortgage Securities Trust, Series 2008-1 Total				523	$309,201,927.69	100.00%	2	$657,212.03	1.82%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	2	$657,212.03	1.82%	0	$0.00	0.00%

Grand Total				2,324	$1,230,415,943.20	100.00%	4	$1,266,219.39	1.61%	2	$609,007.36	1.43%	0	$0.00	0.00%	0	$0.00	0.00%	2	$657,212.03	1.82%	0	$0.00	0.00%

Footnotes:

(1) For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase are listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in and was reported for a prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

(2) For assets where the “Originator” is indicated as "Other", the sponsor or an affiliate acquired the asset from another entity that may or may not be the originator of the assets. For these assets, the securitizer is not able to obtain any information as to the identity of the originator without unreasonable effort or expense.

(3) Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made or other activity occurred during the subject reporting period (or in a prior reporting period if not previously reported), and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(4) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated and for which a make-whole payment was made in lieu of repurchase, or may include assets that were subject of a litigation settlement.

(5) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.